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ISSUED BY
CONSECO VARIABLE
INSURANCE COMPANY

                                                                 CONSECO ADVISOR
                                                      FIXED AND VARIABLE ANNUITY

                                                                     MAY 1, 2001

                                                                      PROSPECTUS

                                              CONSECO VARIABLE INSURANCE COMPANY


                                       This cover is not part of the prospectus.

                    CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                                       OF
                       CONSECO VARIABLE INSURANCE COMPANY
 ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET o CARMEL, IN 46032
                                o (800) 824-2726
                                   MAY 1, 2001

    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT--FLEXIBLE PURCHASE PAYMENTS


   The individual deferred variable annuity contract (the "Contract") described in this Prospectus is issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contract provides twenty-five investment options and provides for the payment of annuity and other benefits at a future date. The Contract is sold only to individuals who wish to accumulate assets by engaging in strategic asset allocation, tactical asset allocation or sector rotating investing with the assistance of a professional money manager. The investment options, which are provided through Rydex Advisor Variable Annuity Account (a separate account of Conseco Variable), are separate investment funds ("Funds") of Rydex Variable Trust. Prior to May 1, 2001 Conseco Advisor Variable Annuity Account was known as Rydex Advisor Variable Annuity Account. You can invest in the following Funds of Rydex Variable Trust:

BENCHMARK FUNDS

          o    Nova (150% of the daily basis of the S&P500 Index)
          o    Ursa (seeks results that inversely correlate to S&P 500 Index)
          o    OTC(100% of the performance of the NASDAQ 100 Index)
          o    Arktos (inverse (opposite) of the performance of the NASDAQ
               100 Index)
          o    Large-Cap Europe
          o    Large-Cap Japan
          o    U.S. Government Bond

SECTOR FUNDS

          o    Banking
          o    Basic Materials
          o    Biotechnology
          o    Consumer Products
          o    Electronics
          o    Energy
          o    Energy Services
          o    Financial Services
 9

          o    Health Care
          o    Internet
          o    Leisure
          o    Precious Metals
          o    Retailing
          o    Technology
          o    Telecommunications
          o    Transportation
          o    Utilities

MONEY MARKET FUND

          o    U.S. Government Money Market

     You can also invest in a Fixed Account of Conseco Variable.

     The Contract is not intended as a short-term investment vehicle. Early withdrawals of purchase payments from the Contract may be subject to a contingent deferred sales charge of up to 7%.

     Withdrawals by an owner before age 59 1/2 may be subject to a 10% additional income tax penalty.

The Contracts:

          o    are not bank deposits

          o    are not federally insured

          o    are not endorsed by any bank or government agency

          o    are not guaranteed and may be subject to loss of principal


--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

     This Prospectus contains information that you should know before investing. It should be read and retained for future reference. Additional information is contained in a Statement of Additional Information, dated May 1, 2001, which has been filed with the Securities and Exchange Commission and is legally a part of this prospectus. The Securities and Exchange Commission has a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the Securities and Exchange Commission.

     INQUIRIES: If you would like the Statement of Additional Information at no charge or would like more information about the Contract, please write to Conseco Equity Sales, Inc., 11815 North Pennsylvania Street, Carmel, Indiana 46032, or call (800) 824-2726. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================




TABLE OF CONTENTS
                                                                       PAGE

DEFINITIONS...........................................................   4
TABLE OF FEES AND EXPENSES............................................   5
PERFORMANCE INFORMATION...............................................   8
CONSECO VARIABLE INSURANCE COMPANY....................................   8
THE SEPARATE ACCOUNT..................................................   8
THE CONTRACT..........................................................  10
Financial Advisor/Strategic or Tactical Asset Allocation Services.....  10
Contract Changes......................................................  11
Substitution of Funds.................................................  11
Purchase Payments.....................................................  11
Free Look.............................................................  11
Accumulation Units....................................................  11
Transfers.............................................................  12
Withdrawals...........................................................  12
Withdrawals to Pay Financial Advisor's Fees...........................  12
Suspension of Payment or Transfers....................................  12
Systematic Withdrawal Plan............................................  13
PAYMENT ON DEATH......................................................  13
ANNUITY PROVISIONS....................................................  14
FEES AND CHARGES......................................................  15
Contract Administration Fee...........................................  15
Mortality and Expense Risk Charge.....................................  15
Withdrawal Charge.....................................................  15
Premium Taxes.........................................................  16
Income Taxes..........................................................  16
Fund Expenses.........................................................  16
THE FIXED ACCOUNT.....................................................  16
BENEFICIARY...........................................................  17
OWNERSHIP.............................................................  17
FEDERAL INCOME TAX CONSIDERATIONS.....................................  17
Annuity Contracts in General..........................................  17
Qualified and Non-Qualified Contracts.................................  18
Withdrawals--Non-Qualified Contracts..................................  18
Withdrawals--Qualified Contracts......................................  18
Withdrawals--Tax-Sheltered Annuities..................................  19
Taxation of Death Benefits............................................  19
Diversification.......................................................  19
Investor Control......................................................  19
INTERNAL APPEALS PROCEDURES...........................................  19
APPENDIX A--ACCUMULATION UNIT VALUES..................................  21
TABLE OF CONTENTS OF STATEMENT OF
ADDITIONAL INFORMATION................................................  22

DEFINITIONS

     ACCUMULATION UNIT: A unit of measure used to compute your interest in a Subaccount of the Separate Account prior to the Annuity Date.

     ANNUITY DATE: The date on which annuity payments begin.

     CONTRACT: The individual deferred variable annuity offered by and described in this Prospectus.

     CONTRACT OWNER: The person specified in the Contract as the owner of the Contract and entitled to exercise ownership rights under the Contract.

     CONTRACT VALUE: The current value of all interests held under the Contract in Subaccounts of the Separate Account and the Fixed Account.

   FINANCIAL ADVISOR: A person who is registered as an Investment Adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, or who qualifies for exclusion from such registration, and who provides strategic, asset allocation, tactical asset allocation or sector rotating services to you and who is not prevented from providing such services by any federal or state regulatory action.

     FIXED ACCOUNT: An account maintained by Conseco Variable as part of its general asset account. Amounts allocated and transferred to the Fixed Account are held and accumulated on a fixed basis.

     FUND: An investment portfolio of Rydex Variable Trust.

     SEPARATE ACCOUNT: Conseco Advisor Variable Annuity Account, a separate account of Conseco Variable Insurance Company.

     SUBACCOUNT: A segment within the Separate Account which invests in a Fund of Rydex Variable Trust.

     TRUST: Rydex Variable Trust.

     YOU: A reference to "you" means the Contract Owner or prospective Contract Owner.

     WE OR US: A reference to "we" or "us" means Conseco Variable Insurance Company.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================
TABLE OF FEES AND EXPENSES
================================================================================
CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments.....................  None

Withdrawal Charge (percent of purchase payments withdrawn)..    7%*

Exchange Fee................................................  None

ANNUAL CONTRACT FEE.........................................  NONE

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of
  Subaccount values)
Mortality and Expense Risk Charge........................... 1.25%
Contract Administration Fee................................. 0.15%
                                                            ------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...................... 1.40%
================================================================================

* A withdrawal charge may be applied if you withdraw money from the Contract or, if the Contract has been in effect for less than five years, and money in the Contract is applied to provide annuity payments for less than five years. The charge on a withdrawal of a purchase payment declines to zero over a seven-year period commencing on the date we received the purchase payment. See "Fees and Charges" in this Prospectus for additional information, including information on free withdrawals.


RYDEX VARIABLE TRUST ANNUAL EXPENSES
(as a percent of average net assets)

Annual Underlying Fund Expenses (as a percentage of each Underlying Fund's average daily net assets)



                                                                                             OTHER               TOTAL FUND
                                                                    ADVISORY FEE            EXPENSES              EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
Rydex U.S. Government Money Market............................         0.50%                 0.64%                  1.14%
Rydex U.S. Government Bond....................................         0.50%                 1.39%                  1.89%
Rydex OTC.....................................................         0.75%                 0.71%                  1.46%
Rydex Arktos..................................................         0.90%                 1.00%                  1.90%
Rydex Nova....................................................         0.75%                 0.67%                  1.42%
Rydex Ursa....................................................         0.90%                 0.69%                  1.59%
Rydex Large Cap Europe........................................         0.90%                 1.00%                  1.90%*
Rydex Large Cap Japan.........................................         0.90%                 1.00%                  1.90%*
Rydex Banking.................................................         0.85%                 1.00%                  1.85%*
Rydex Basic Materials.........................................         0.85%                 1.00%                  1.85%*
Rydex Biotechnology...........................................         0.85%                 1.00%                  1.85%*
Rydex Consumer Products.......................................         0.85%                 1.00%                  1.85%*
Rydex Electronics.............................................         0.85%                 1.00%                  1.85%*
Rydex Energy..................................................         0.85%                 1.00%                  1.85%*
Rydex Energy Services.........................................         0.85%                 1.00%                  1.85%*
Rydex Financial Services......................................         0.85%                 1.00%                  1.85%*
Rydex Health Care.............................................         0.85%                 1.00%                  1.85%*
Rydex Internet................................................         0.85%                 1.00%                  1.85%*
Rydex Leisure.................................................         0.85%                 1.00%                  1.85%*
Rydex Precious Metals.........................................         0.75%                 1.29%                  2.04%
Rydex Retailing...............................................         0.85%                 1.00%                  1.85%*
Rydex Technology..............................................         0.85%                 1.00%                  1.85%*
Rydex Telecommunications......................................         0.85%                 1.00%                  1.85%*
Rydex Transportation..........................................         0.85%                 1.00%                  1.85%*
Rydex Utilities...............................................         0.85%                 1.00%                  1.85%*

* Other expenses are estimates.

EXAMPLES:

   The following examples illustrate the cumulative dollar amount of expenses that would be incurred on each $1,000 invested. If you surrender your Contract at the end of the applicable period, or if your Contract has been in effect for less than five years, and you elect to receive annuity payments (or the annuity payments you have elected are not for life or for a period of at least five years), you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.




                                                                                 1 YEAR        3 YEARS      5 YEARS       10 YEARS
===================================================================================================================================
Rydex Nova                                                                         $98          $140          $183          $311
Rydex OTC                                                                          $99          $141          $185          $315
Rydex Precious Metals                                                             $104          $159          $213          $369
Rydex Ursa                                                                        $100          $145          $191          $328
Rydex U.S. Government Bond                                                        $103          $154          $206          $356
Rydex U.S. Government Money Market                                                 $95          $132          $169          $284

   The following funds became available May 1, 2001.

                                                                                 1 YEAR        3 YEARS      5 YEARS       10 YEARS
===================================================================================================================================
Rydex Large-Cap Europe                                                            $103          $154          $206          $356
Rydex Large-Cap Japan                                                             $103          $154          $206          $356
Rydex Arktos                                                                      $103          $154          $206          $356
Rydex Banking                                                                     $103          $153          $204          $352
Rydex Basic Materials                                                             $103          $153          $204          $352
Rydex Biotechnology                                                               $103          $153          $204          $352
Rydex Consumer Products                                                           $103          $153          $204          $352
Rydex Electronic                                                                  $103          $153          $204          $352
Rydex Energy                                                                      $103          $153          $204          $352
Rydex Energy Services                                                             $103          $153          $204          $352
Rydex Financial Services                                                          $103          $153          $204          $352
Rydex Health Care                                                                 $103          $153          $204          $352
Rydex Internet                                                                    $103          $153          $204          $352
Rydex Leisure                                                                     $103          $153          $204          $352
Rydex Retailing                                                                   $103          $153          $204          $352
Rydex Technology                                                                  $103          $153          $204          $352
Rydex Telecommunications                                                          $103          $153          $204          $352
Rydex Transportation                                                              $103          $153          $204          $352
Rydex Utilities                                                                   $103          $153          $204          $352

   Annual maintenance charges have been approximated as a 15.0 basis point annual asset charge.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================

   If you do not surrender your Contract at the end of the applicable period, or if your Contract has been in effect for at least five years and you elect to receive annuity payments for life or for a period of at least five years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.



                                                                                 1 YEAR        3 YEARS      5 YEARS       10 YEARS
===================================================================================================================================
Rydex Nova                                                                         $28           $86          $147          $311
Rydex OTC                                                                          $29           $88          $149          $315
Rydex Precious Metals                                                              $34          $105          $177          $369
Rydex Ursa                                                                         $30           $92          $156          $328
Rydex U.S. Government Bond                                                         $33          $100          $170          $356
Rydex U.S. Government Money Market                                                 $25           $78          $133          $284

   The following funds became available May 1, 2001.

                                                                                 1 YEAR        3 YEARS      5 YEARS       10 YEARS
===================================================================================================================================
Rydex Large-Cap Europe                                                             $33          $101          $171          $356
Rydex Large-Cap Japan                                                              $33          $101          $171          $356
Rydex Arktos                                                                       $33          $101          $171          $356
Rydex Banking                                                                      $33           $99          $168          $352
Rydex Basic Materials                                                              $33           $99          $168          $352
Rydex Biotechnology                                                                $33           $99          $168          $352
Rydex Consumer Products                                                            $33           $99          $168          $352
Rydex Electronic                                                                   $33           $99          $168          $352
Rydex Energy                                                                       $33           $99          $168          $352
Rydex Energy Services                                                              $33           $99          $168          $352
Rydex Financial Services                                                           $33           $99          $168          $352
Rydex Health Care                                                                  $33           $99          $168          $352
Rydex Internet                                                                     $33           $99          $168          $352
Rydex Leisure                                                                      $33           $99          $168          $352
Rydex Retailing                                                                    $33           $99          $168          $352
Rydex Technology                                                                   $33           $99          $168          $352
Rydex Telecommunications                                                           $33           $99          $168          $352
Rydex Transportation                                                               $33           $99          $168          $352
Rydex Utilities                                                                    $33           $99          $168          $352

   Annual maintenance charges have been approximated as a 15.0 basis point annual asset charge.

o The purpose of the above examples is to assist you in understanding the costs and expenses that you will bear directly or indirectly.

o The table reflects expenses of the Separate Account as well as the Trust. The examples should not be considered a representation of future expenses and charges. Actual expenses may be more or less than those shown.

o The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance of the Subaccounts of the Separate Account.

EXAMPLES:

o Neither the tables nor the examples reflect any state premium taxes that may be applicable to variable annuity contracts. Premium taxes currently range from 0% to 3.5%. The table and the examples do not include any fees that you pay your Financial Advisor for assisting in strategic or tactical asset allocation services.

   Additional information on fees and expenses may be found under "Fees and Charges" in this Prospectus and under "Management of the Fund" in the Statement of Additional Information of the Trust.

   There is an Accumulation Unit Value History contained in Appendix A.

PERFORMANCE INFORMATION

     In advertisements, we may provide information on total return performance and on annual changes in Accumulation Unit values. Information on total return performance will include average annual rates of total return for one, five and ten year periods of continuous operation, or lesser periods depending on the date of commencement of continuous operation of the underlying Fund.

     Total return figures will show the average annual rates of increase or decrease in investments in the Subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show total return figures, assuming no withdrawals from the Contract. Total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the withdrawal charge (if applicable, the withdrawal charge would reduce the amount that may be withdrawn under the Contracts).

     In addition, we may show cumulative total return for selected periods, assuming no withdrawal at the end of the period.

     We may also include yield and effective yield on investments in the U.S. Government Money Market Fund.

     Future performance will vary. The results shown will not necessarily be representative of future results.

CONSECO VARIABLE INSURANCE COMPANY

     Conseco Variable Insurance Company was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. Conseco Variable is principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. Through its subsidiaries and a nationwide network of insur ance agents and finance dealers, Conseco, Inc. provides solutions for both wealth protection and wealth creation to more than 13 million customers.

     All inquiries regarding the Separate Account, the Contracts, or any related matter should be directed to our administrative office at: 11815 North Pennsylvania Street, Carmel, Indiana, 46032, (800) 824-2726.

     The principal underwriter of the Contract (under federal securities laws) is Conseco Equity Sales, Inc., 11815 North Pennsylvania Street, Carmel, Indiana 46032. Prior to November 2, 1998, Rydex Global Advisors was the principal underwriter of the Contract.

THE SEPARATE ACCOUNT

     We established the Separate Account under Texas insurance law on April 15, 1996 for the purpose of segregating separate portfolios of investments for the Contracts. Income, gains and losses, realized or unrealized, of the Separate Account are credited to or charged against the Separate Account without regard to any of our other income, gains or losses. Assets equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any of our other business activities. We are obligated to pay all benefits and make all payments under the Contracts.

     The Separate Account was registered with the U.S. Securities and Exchange Commission (the "SEC") as a management investment company on May 2, 1996. It was divided into seven different Subaccounts--the Nova Subaccount, Ursa Subaccount, OTC Subaccount, Precious Metals Subaccount, U.S. Government Bond Subaccount, Juno Subaccount and Money Market Subaccount, each with its own investment objective and investment policies. As a registered management investment company, the Separate Account and its Subaccounts invested directly in securities in accordance with their investment objectives and policies.

     On November 2, 1998, registration of the Separate Account was changed to a unit investment trust and the investment portfolios of the Subaccounts were transferred to newly established Funds of Rydex Variable Trust--the Nova Fund, Ursa Fund, OTC Fund, Precious Metals

                                              CONSECO VARIABLE INSURANCE COMPANY


                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
===============================================================================

Fund, U.S. Government Bond Fund, Juno Fund and U.S. Government Money Market Fund. In exchange for the investment portfolio of each Subaccount, the Trust issued a separate series of shares of common stock to the Subaccount, representing shares of the Fund corresponding to the Subaccount, and assumed the liabilities of the Subaccount other than liabilities for Contract insurance charges. The Juno Subaccount was removed as a Subaccount on May 1, 2000.

     As a Contract Owner participating in a Subaccount of the Separate Account, you may instruct us as to the voting of the shares of the Fund held in the Subaccount. The number of shares of a Fund for which voting instructions may be given is determined by dividing the Contract Owner's interest in the applicable Subaccount by the net asset value of the Fund share. Should the governing law, or interpretations thereof, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.

     Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain portfolios may also be sold directly to qualified plans. Conseco Variable believes that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is reimbursed by the advisor and/or distributor of Rydex Variable Trust for the administrative services which it provides to the portfolios.

     The investment objectives and policies of certain of the portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment portfolios have the same investment advisers.

     A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

     You should read the prospectus for the Trust carefully. A copy of the Trust prospectus is attached to this prospectus. Certain portfolios contained in the Trust prospectus may not be available with your contract. There can be no assurance that the investment objectives of the various portfolios will be achieved. The Trust prospectus contains more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

BENCHMARK FUNDS

   o    Nova (150% of the daily basis of the S&P500 Index)
   o    Ursa (seeks results that inversely correlate to S&P 500 Index)
   o    OTC(100% of the performance of the NASDAQ 100 Index)
   o    Arktos (inverse (opposite) of the performance of the NASDAQ 100 Index)
   o    Large-Cap Europe
   o    Large-Cap Japan
   o    U.S. Government Bond

SECTOR FUNDS

   o  Banking
   o  Basic Materials
   o  Biotechnology
   o  Consumer Products
   o  Electronics
   o  Energy
   o  Energy Services
   o  Financial Services

===============================================================================

   o  Health Care
   o  Internet
   o  Leisure
   o  Precious Metals
   o  Retailing
   o  Technology
   o  Telecommunications
   o  Transportation
   o  Utilities

MONEY MARKET FUND

   o  U.S. Government Money Market

     The Trust prospectus, that follows this prospectus, provides an investment risk/return summary and other information about the Funds and the Trust. YOU SHOULD READ THE TRUST PROSPECTUS CAREFULLY BEFORE INVESTING.

THE CONTRACT

FINANCIAL ADVISOR/STRATEGIC OR TACTICAL ASSET ALLOCATION SERVICES

     The Contract is sold only to individuals who have retained a Financial Advisor to provide strategic asset allocation, tactical asset allocation, or sector rotating services under their Contract. You are responsible for selecting, supervising, and paying any compensation to your Financial Advisor. You must execute a limited power of attorney authorizing your Financial Advisor to give allocation and transfer directions to us and/or our designee. The limited power of attorney also provides that you will indemnify and hold Rydex Fund Services and its affiliates and Conseco Variable, their directors, officers, and employees harmless from all liabilities and costs, including attorney fees and expenses, which they may incur by relying upon the instructions of the Financial Advisor or upon the limited power of attorney. You may make withdrawals from or surrender your Contract at any time. HOWEVER, ONLY YOUR FINANCIAL ADVISOR MAY GIVE US DIRECTIONS TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE SUBACCOUNTS OR TO THE FIXED ACCOUNT.

     We Do Not Recommend, Select or Supervise Your Financial Advisor. We Do Not Make Recommendations On Strategic or Tactical Asset Allocations or Transfers. We are Not Responsible for Advice Provided by Your Financial Advisor.

     If you enter into an advisory agreement with your Financial Advisor to have the Financial Advisor's fee paid out of your Contract Value, you should consider the tax consequences of withdrawing funds from the Contract to pay the fee. See "Withdrawals--Withdrawals To Pay Financial Advisor's Fees" and "Federal Income Tax Considerations" in this Prospectus.

     To change your Financial Advisor without interrupting allocations and transfers among Subaccounts, you must:

     (1)  notify us in writing of the name of your new Financial Advisor, and

     (2) provide us with a power of attorney authorizing your new Financial Advisor to give us asset allocation directions.

If we receive notification that:

     o your Financial Advisor is no longer authorized by you to give strategic or tactical asset allocation directions on your behalf, or

     o    your Financial Advisor has resigned or has died, or

     o    your Financial Advisor is otherwise not able to act on your behalf we will transfer amounts credited under your Contract to Subaccounts of the Separate Account to the U.S. Government Money Market Subaccount. We will notify you of the transfer and the information we received. You may transfer amounts from the U.S. Government Money Market Subaccount to the Fixed Account without a Financial Advisor (subject to time restrictions on transferring amounts out of the Fixed Account). Until such time as we receive written notification of the name of your new Financial Advisor and we receive a power of attorney authorizing your new Financial Advisor to give us investment instructions, your investment options are limited to the U.S. Government Money Market Subaccount and the Fixed Account. When we receive written notification of your new Financial Advisor and the power of attorney, allocations and transfers among the investment options may resume. You may also surrender your Contract. Withdrawals may be made from the Contract Value subject to any applicable withdrawal fee.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================

     The strategic asset allocation, tactical asset allocation or sector rotating contemplated in the contract may be characterized as aggressive investing. there can be no assurance that any Financial Advisor will predict market moves successfully. in selecting your Financial Advisor, you should carefully consider his or her education, experience and reputation.

CONTRACT CHANGES

The Contract may be amended at any time to conform to applicable laws or governmental regulations.

SUBSTITUTION OF FUNDS

     If, in our judgment, investment in any of the Funds becomes inappropriate to the purposes of the Contract, we may substitute another fund for existing and future funds. We will obtain prior approval of the Securities and Exchange Commission and any governing state insurance department before we do so. In addition, we may, in our discretion, no longer make available any of the Subaccounts and may offer additional Subaccounts of the Separate Account.

PURCHASE PAYMENTS

     To purchase a Contract, your completed application and all required documentation, together with a check for the first purchase payment, must be forwarded to our administrative office. Once we receive your purchase payment and all necessary information, we will issue a Contract to you and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we obtain all of the necessary information.

     If you add more money to your Contract by making additional purchase payments, we will credit these amounts to your Contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time.

     We reserve the right to reject any application or purchase payment. All subsequent purchase payments are sent directly to our administrative office.

     The minimum initial purchase payment is $25,000 and the minimum for each subsequent purchase payment is $1,000. We will accept total purchase payments under your Contract of up to $2,000,000. Payments to us in excess of $2,000,000 require our prior approval. The maximum amount of total purchase payments for which our prior approval is required may vary in certain states.

FREE LOOK

     If you change your mind about owning the Contract, you may cancel the Contract by returning it to us within 10 days of receiving it (or within a longer period as provided under applicable state law). If you exercise this right, we will refund either the Contract Value or all of your purchase payments, as required under applicable state law.

ACCUMULATION UNITS

     Purchase payments and amounts allocated and transferred to a Subaccount are credited to the Contract in the form of Accumulation Units. We determine the number of Accumulation Units by dividing the purchase payment or transfer amount by the value of the Accumulation Unit for the valuation period in which the purchase payment or transfer amount is received at our administrative office or, in the case of the initial purchase payment, is accepted by us. The number of Accumulation Units will not change as a result of the investment experience of the Subaccounts.

     Accumulation Units are used to account for all amounts allocated to or withdrawn from a Subaccount as a result of purchase payments, withdrawals, transfers and charges.

     For each Subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when the Subaccount was established. The value of an Accumulation Unit may increase or decrease from one valuation period to the next. We calculate the value of an Accumulation Unit for each Subaccount after the New York Stock Exchange closes each day. A valuation period is the interval from one valuation day of a Subaccount to the next valuation day, measured from the time each day the Subaccount is valued.

     The value of an Accumulation Unit for a valuation period, is determined by dividing the current market value of the assets of the Subaccount less any liabilities, by the total number of Accumulation Units of the Subaccount.

     The following all affect Accumulation Unit values:

     o the investment experience of the shares of the Fund held in the Subaccount,

     o    expenses of the Subaccount, and the Fund, and

     o    the deduction of fees and charges at the Subaccount and Fund levels.

TRANSFERS


   Only your Financial Advisor may make transfers among the Subaccounts at any time prior to the Annuity Date. Transfer requests may be made by telephonic or other electronic instruction satisfactory to us. By authorizing your Financial Advisor to give transfer instructions by telephone or other electronic medium, you agree that we will not be liable for any losses you may suffer from any fraudulent or unauthorized transfer instruction. We or our designee will employ reasonable procedures to confirm that transfer instructions are genuine, such as requiring some form of personal identification. We may discontinue or change the right to make telephonic and other electronic transfers at any time.

     The minimum amount which can be transferred is $500 from any Subaccount or your entire interest in the Subaccount, if less. We do not charge you for transfers.

WITHDRAWALS

   Prior to the Annuity Date, you may withdraw all or part of your Contract Value. Withdrawals will be based on values for the valuation period in which we receive a proper written request for withdrawal (and the Contract, if required) at our administrative office.

   The withdrawal will be based on the Accumulation Unit value next determined after receipt on that date. We will normally make payments within seven days of receipt of the written request and the Contract, if required.

     A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).


     Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Federal Income Tax Considerations" in this Prospectus.

     The following applies to withdrawals:

     o    The minimum amount you can withdraw is $500.

     o The remaining Contract Value after a withdrawal must be at least $10,000 ($3,500 for Contracts held under a tax-qualified retirement arrangement).

     o If a partial withdrawal, plus any withdrawal charge, would reduce the value of your Contract to less than $10,000 ($3,500 for tax-qualified Contracts), Conseco Variable reserves the right to treat the partial withdrawal as a total withdrawal of your Contract Value. We reserve the right to increase or decrease such minimums.

     o If you request a partial withdrawal, you must specify in writing the Subaccount(s) and/or Fixed Account from which funds are to be withdrawn.

WITHDRAWALS TO PAY FINANCIAL
ADVISOR'S FEES

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from your Contract Value to pay for the services of your Financial Advisor. If your Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. If you are under age 59 1/2, the withdrawal may also be subject to a 10% tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of Financial Advisor fees from your Contract.

SUSPENSION OF PAYMENT OR TRANSFERS

   Conseco Variable may be required to suspend or postpone payments for withdrawal or transfers for any period when:

     1. the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange, as appropriate, is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange is restricted;

12

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================

3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the net asset value of the shares of the Funds;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

SYSTEMATIC WITHDRAWAL PLAN

     We administer a systematic withdrawal plan which enables you to arrange for pre-authorized systematic withdrawals. To take advantage of the plan, you enter into an agreement with us to withdraw a level dollar amount from specified Subaccounts on a periodic basis. If you do a reallocation and do not specify subaccounts, all systematic withdrawals will be withdrawn from your Fixed Account and Subaccounts on a pro-rata basis. The plan is available only with respect to amounts which are free of any withdrawal charge. See "Fees and Charges" in this Prospectus for information on amounts that may be withdrawn from the Contract free of any withdrawal charge.

     If you make an additional withdrawal which is not part of the systematic withdrawal plan, the plan will terminate automatically and may be reinstated only on or after making a written request to us.

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

PAYMENT ON DEATH

     If you or your spouse, as joint Contract Owner, dies prior to the Annuity Date, we will pay the death benefit to the beneficiary. Upon the death of a joint Contract Owner, the surviving joint Contract Owner will become the primary beneficiary.

     The death benefit is the greater of the Contract Value or purchase payments made under the Contract less any applicable withdrawals and charges, on the date proof of death is received at our administrative office (subject to state regulations which vary from state to state).

     When we receive notification of a Contract Owner's death, the amounts held in Subaccounts under your Contract will be transferred to the U.S. Government Money Market Subaccount.

   Payment will be in a lump sum unless an annuity option is chosen. A beneficiary, other than the surviving spouse of the deceased Contract Owner, may choose only an annuity option which provides for full payout within five years of death, or within the life or life expectancy of the beneficiary. Payments must begin within one year of the Contract Owner's death if a life expectancy option is selected. If the surviving spouse of a deceased Contract Owner is the beneficiary, he or she may choose to continue the Contract in force at the then current Contract Value.

     If you or your spouse, as joint Contract Owner, who is not the Annuitant, dies on or after the Annuity Date, any remaining payments under the Annuity Option that was selected will continue at least as rapidly as under the pay-out plan in effect upon death. If you die on or after the Annuity Date, the beneficiary becomes the Contract Owner. Upon the death of a joint Contract Owner after the Annuity Date, the surviving joint Contract Owner will be treated as the primary beneficiary. Any other person designated on record as a beneficiary at the time of death will be treated as a contingent beneficiary.

     If you are a natural person and not the Annuitant and the Annuitant dies prior to the Annuity Date, the Contract will continue in force on the same terms and you will become the Annuitant, unless another person is designated by you. If the Contract Owner is a non-natural person (for example, a corporation) then the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be named.

     If the Annuitant dies on or after the Annuity Date, any remaining payments will be made as provided for in the annuity option selected. See "Annuity Provisions" in this Prospectus.

     Different rules apply to payments on death under tax-qualified Contracts.

ANNUITY PROVISIONS

ANNUITY OPTIONS AND ANNUITY PAYMENTS

     You may select any one of the following fixed annuity options or any other option satisfactory to you and Conseco Variable. You can change the annuity option with 30 days written notice to us prior to the Annuity Date. The Contract Value, less any applicable withdrawal charge, is applied to the Annuity Table in the Contract to determine the amount of each fixed annuity payment to be made under the annuity option selected.

   We do not deduct a withdrawal charge if the annuity payments begin at least 5 years after the effective date of the Contract and are paid under any life annuity option, or any annuity option with payments for a minimum of 5 years.

   Annuity payments will be made to the Annuitant unless you notify us otherwise in writing. The annuitant is the individual designated by the Contract Owner on whose continuation of life annuity payments may depend.

   FIRST OPTION--LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. This option offers a greater level of monthly payments than the second option, since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment. This option is generally not available for Contract Owners who apply their Contract Value to an annuity option over the age of 85.

   SECOND OPTION--LIFE ANNUITY WITH GUARANTEED PERIODS. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 5, 10, or 20 years (you choose before payments begin), annuity payments will be continued during the remainder of such period to the beneficiary. If no beneficiary is designated, we will pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this Second Option provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

THIRD OPTION--INSTALLMENT REFUND LIFE ANNUITY. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.


   FOURTH OPTION--PAYMENTS IN A FIXED PERIOD. Payments are made for the number of years selected, which may be from 3 through 20. If the Annuitant dies before the specified number of monthly payments are made, we will pay the remaining payments to the designated beneficiary in a lump sum payment.

   FIFTH OPTION--JOINT AND SURVIVOR ANNUITY. We will make monthly payments during the joint lifetime of the Annuitant and a joint Annuitant. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 50%, or 662/3% of the annuity payment (or limits) in effect during their joint lifetime.

   Annuity payments will be made monthly. However, if any payment would be or become less than $50, we may change the frequency so that payments are at least $50 each. If the net Contract Value to be applied at the Annuity Date is less than $10,000 ($3,500 for a Contract held under tax-qualified retirement arrangements), we reserve the right to pay such amount in a lump sum.

   We may require proof of age, sex, or survival of any person upon whose continuation of life annuity payments depend.

ANNUITY DATE

   You select the Annuity Date in the application for the Contract. You may change the Annuity Date by notifying us in writing of a new Annuity Date at least 30 days prior to the current Annuity Date. The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Contract Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.


14

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================
FEES AND CHARGES

   CONTRACT ADMINISTRATION FEE. We deduct a contract administration fee from the Separate Account for services rendered in administering the Contract. Contract administration includes preparing and issuing Contracts, communicating with Contract Owners, maintaining Contract records and preparing and distributing Contract Owner reports and statements. The fee is equal to an effective annual rate of 0.15% of the daily net assets of each Subaccount of the Separate Account. We may not increase the fee over the duration of the Contract.

   MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account. Mortality risk refers to risks Conseco Variable assumes in the obligation to make annuity payments over the life time of Annuitants and the obligation to pay minimum death benefits in the future in a declining securities market and Contract Value. Expense risk refers to the risk Conseco Variable assumes in the obligation not to increase administration charges over the life of the Contract even though future expenses may increase. The mortality and expense risk charge is equal to an annual rate of 1.25% of the daily net assets of each Subaccount.

   WITHDRAWAL CHARGE. The withdrawal charge, when applicable, permits us to recover a portion of our expenses relating to the sale of the Contract. Sales expenses which are not covered by the withdrawal charge are paid from surplus in our general account, which may include revenues from our mortality and expense risk charge. We may assess a withdrawal charge against the purchase payments when you withdraw the payments.

   We may also assess a withdrawal charge if the Contract has been in effect less than five years and payments are used to provide annuity payments for less than five years.

   Subject to certain state variations, the withdrawal charge will be a specified percentage of the sum of the purchase payments paid within seven years prior to the date of withdrawal, adjusted for any prior withdrawals. There is no charge on withdrawals of:

     (a) purchase payments that have been in the Contract more than seven complete Contract years, or

     (b)  free withdrawal amounts described below.

   The length of time from receipt of a purchase payment to the time of withdrawal determines the withdrawal charge. For the purpose of calculating the withdrawal charge, withdrawals will be deemed made first from purchase payments on a first-in, first-out basis and then from any gain. The withdrawal charge applies to withdrawals from both the Separate Account and Fixed Account.

We will not assess a withdrawal charge:

o in the event of the death of the Contract Owner (subject to certain state variations), or

o if payments are made under an annuity option under the Contract that begins at least five years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum of five years.

     The withdrawal charge, if applicable, equals:

YEARS SINCE
RECEIPT OF PAYMENT                  WITHDRAWAL CHARGE
------------------------------------------------------------------------------
First Year.....................             7%
Second Year....................             7%
Third Year.....................             6%
Fourth Year....................             5%
Fifth Year.....................             4%
Sixth Year.....................             3%
Seventh Year...................             2%
Eighth Year and more...........             0%

     In addition, in certain states the following circumstances further limit or reduce withdrawal charges:

     o for issue ages up to 56, there is no withdrawal charge made after you attain age 67 and later;

     o for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through 10.

     You may make one free withdrawal per Contract year from Contract Value of an amount up to 10% of the Contract Value (as determined on the date we receive your withdrawal request). In the case of a Contract owned by a charitable remainder unitrust or charitable remainder annuity trust (both a "charitable remainder trust") within the meaning of the Internal Revenue Code (the "Code"), the free withdrawal amount is the greater of 10% of the Contract Value or the

                                                                              15
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                                                                               #

Contract Value in excess of the total purchase payments made and not withdrawn at the time of the withdrawal. If you make additional withdrawals in excess of that amount in any year during the period when the withdrawal charge is applicable, we will deduct the withdrawal charge.

     Any withdrawals you authorize to pay compensation to your Financial Advisor are treated as free withdrawals. Such free withdrawals are in addition to the 10% free withdrawal you may make each Contract year. There may, however, be certain adverse tax consequences. See "Withdrawals" and "Federal Income Tax Considerations" in this Prospectus.

     With respect to any Contract which is owned by a charitable remainder trust, we may, in our discretion, permit an additional free withdrawal necessary to fund required distributions by the charitable remainder trust in any Contract year. In order for a charitable remainder trust to qualify for such an increase, the trustee or trustees of the charitable remainder trust will be required to certify:

     (i) that such trust is a bona fide "charitable remainder unitrust" or a "charitable remainder annuity trust" within the meaning of the Code, and that all amounts proposed to be withdrawn will be used to make distributions required under the Code for the year in which such amounts are withdrawn or for a prior year;

     (ii)that the required distribution exceeds the one free withdrawal of 10% of the Contract Value which is permitted without a withdrawal charge; and

     (iii) that the funds necessary to make the required distribution could not otherwise be made available without hardship to the trust or its beneficiaries.

     We also reserve the right to reduce the withdrawal charge under certain circumstances when sales of Contracts are made to a trustee, employer, or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if the program results in a savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of purchase payments, and other factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any Contract Owner.

     PREMIUM TAXES. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when annuity payments begin. It is Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the Contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

     INCOME TAXES. We will deduct amounts from the Contract for any income taxes which it incurs because of the Contract. At the present time, we incur no such taxes and make no such deductions.

     FUND EXPENSES. See the accompanying Trust Prospectus for more information about fees and expenses incurred by the Funds.

THE FIXED ACCOUNT

     In addition to the investment options in the Separate Account, the Contract provides for a Fixed Account, where amounts held under the Contract may accumulate at a guaranteed interest rate and become part of our general account. We guarantee that we will credit daily interest of at least 3% on an annual basis, compounded annually. We may credit interest at higher rates from time to time in our discretion. Gains or losses on amounts allocated or transferred to Subaccounts of the Separate Account and charges against assets held in the Separate Account, have no effect on the Fixed Account. The Fixed Account is subject to certain transfer restrictions (e.g., in any six-month period, a maximum of 20% of the Fixed Account Value may be transferred.

     Interests in the Fixed Account are not registered under the Securities Act of 1933. Our general account is not registered as an investment company under the 1940 Act. Our general account and any interests held in the general account are therefore not subject to the provisions of these acts. This prospectus generally discusses only the variable portion of the Contract. We understand

16


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                                              CONSECO VARIABLE INSURANCE COMPANY

                                       CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================

that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

BENEFICIARY

   The beneficiary and any contingent beneficiary are named in the application for the Contract. However, unless the beneficiary has been irrevocably designated, you may change the beneficiary by written notification to our administrative office. The change will be effective as of the date signed, unless we have acted in reliance on your designation of the prior beneficiary. The estate or heirs of a beneficiary who died before payment under the Contract becomes due have no rights under the Contract. If no beneficiary survives when payment under the Contract becomes due, payment will be made to the Contract Owner's estate.

OWNERSHIP

     As Contract Owner, you are entitled to all rights under the Contract. Unless otherwise designated in the application for the Contract or by endorsement to the Contract, the Contract Owner is also the Annuitant. Spousal joint Contract Owners are allowed except in the case of a qualified Contract. Upon the death of a joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary will be treated as a contingent beneficiary unless otherwise stated in writing. You cannot name a contingent owner of the Contract.

     You may transfer ownership of the Contract to another person, if permitted under applicable law, subject to certain conditions. A transfer of ownership must be in writing and the new Contract Owner must appoint a Financial Advisor and execute a power of attorney authorizing the Financial Advisor to give us allocation and transfer instructions. We must receive (at our administrative office) documentation for the foregoing before the transfer of ownership becomes effective. A transfer of ownership does not affect the legal validity of a designation of beneficiary.

     You may also pledge your Contract, if permitted by applicable law. A collateral assignment does not change Contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary.

     AN ASSIGNMENT OR TRANSFER MAY HAVE ADVERSE TAX CONSEQUENCES. You should consult a competent tax adviser before assigning or transferring your Contract.

FEDERAL INCOME TAX CONSIDERATIONS

 NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON
TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. AN ADDITIONAL DISCUSSION OF FEDERAL INCOME TAX CONSIDERATIONS IS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract qualified or non-qualified (see following sections).

     You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

     When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     A Contract purchased by an individual under a tax-qualified pension plan or employer sponsored program, or as an individual retirement annuity ("IRA"), is referred to as a tax-qualified Contract. Examples of qualified Contracts are IRAs and tax-sheltered annuities (sometimes referred to as 403(b) Contracts).

     A Contract which is not purchased under such a plan or program, or is not purchased as an IRA, is referred to as a non-qualified Contract.

     A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6) which are allocable to purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:


     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3)  paid if you become totally disabled (as that term is defined in Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employee and his or her beneficiaries;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified contract;

     (9)  paid from an IRA for medical insurance (as defined in the Code);

     (10) paid from an IRA for qualified higher education expenses; or

     (11) paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code). The exceptions in (5) and (7) above do not apply to IRAs. However, the owner may make a non-taxable transfer to an ex-spouse under a

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================

property settlement or divorce decree. The exception in (4) above applies to IRAs but without the requirement of leaving employment. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made pursuant to a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

   (1) reaches age 59 1/2;
   (2) leaves his/her job;
   (3) dies;
   (4) becomes disabled (as that term is defined in the Code);
   (5) in the case of hardship; or
   (6) made pursuant to a qualified domestic relations order, if otherwise permissible.

TAXATION OF DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

     The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits."The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contact offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Funds are being managed so as to comply with such requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the Funds. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select funds, to make transfers among the funds or the number and type of funds owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Funds.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

INTERNAL APPEALS PROCEDURES

     The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract. Appeals of Final Decision

     o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

                                                                              19
                                                                               #

                                              CONSECO VARIABLE INSURANCE COMPANY


                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================

     o Your request should contain the reason for the appeal and any supporting evidence or documentation;

     o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

     o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information.

     o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

     o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

     o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

     o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law. These procedures may not be available in your state.

                                              CONSECO VARIABLE INSURANCE COMPANY


                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
================================================================================

APPENDIX A--ACCUMULATION UNIT VALUES

     The following table shows Accumulation Unit values and the number of Accumulation Units outstanding for the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, and U.S. Government Money Market Subaccounts of the Separate Account for the periods indicated. The information is derived from the financial statements of the Separate Account.

     The Accumulation Unit values and numbers of Accumulation Units are the same as they would have been if the Separate Account had operated as a unit investment trust and had invested in shares of the Funds of the Trust for the periods shown, and the operations of the Funds had been as currently reported in the Trust's Prospectus and Statement of Additional Information.

     The Nova, Ursa, OTC and U.S. Government Money Market Subaccounts commenced operations on May 7, 1997. The Precious Metals and U.S. Government Bond Subaccounts commenced operations on May 29, 1997. For the Ursa and U.S. Government Bond Subaccounts, there were periods during which no Accumulation Units were outstanding.

CONDENSED FINANCIAL INFORMATION

     The tables below provide per unit information about the financial history of each Subaccount.

     On May 1, 2001 the Rydex Variable Annuity Account changed its name to Conseco Variable Annuity Account.



                                                                       2000             1999         1998         1997
==========================================================================================================================
--------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............        $10.8           $10.5           $10.3     $10.000
Accumulation unit value at end of period .....................        $11.2           $10.8           $10.5     $10.320
Number of accumulation units outstanding at end of period.....    3,507,787       9,198,111       3,871,940   1,734,974
-------------------------------------------------------------------------------------------------------------------------
NOVA FUND
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............        $19.2           $15.8           $12.2     $10.000
Accumulation unit value at end of period .....................        $15.1           $19.2           $15.8     $12,211
Number of accumulation units outstanding at end of period.....    2,682,458       1,500,001       1,845,343     855,862
-------------------------------------------------------------------------------------------------------------------------
OTC FUND
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............        $38.7           $19.5           $10.6     $10.000
Accumulation unit value at end of period .....................        $23.6           $38.7           $19.5     $10.654
Number of accumulation units outstanding at end of period.....    2,099,317       1,179,067       1,127,438     222,217
-------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............         $5.5            $5.7            $7.0     $10.000
Accumulation unit value at end of period .....................         $4.3            $5.5            $5.7      $7.015
Number of accumulation units outstanding at end of period.....      393,762       1,261,461         464,950      73,827
-------------------------------------------------------------------------------------------------------------------------
URSA FUND
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............         $5.2            $6.2            $8.0     $10.000
Accumulation unit value at end of period .....................         $6.0            $5.2            $6.2      $8.069
Number of accumulation units outstanding at end of period.....    1,059,771       2,634,308         875,815     356,784
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............        $10.4           $13.3           $11.8     $10.000
Accumulation unit value at end of period .....................        $12.3           $10.4           $13.3     $11.816
Number of accumulation units outstanding at end of period.....      365,244         108,631         373,333      75,493


                                              CONSECO VARIABLE INSURANCE COMPANY


                                                CONSECO VARIABLE ANNUITY ACCOUNT
===============================================================================

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

PERFORMANCE INFORMATION
Total Return Information
Comparisons of Total Return
DISTRIBUTION OF CONTRACTS
FEDERAL INCOME TAX CONSIDERATIONS

 General
 Diversification
 Multiple Contracts
 Partial 1035 Exchanges
 Contracts Owned by Other than Natural Persons
 Tax Treatment of Assignments
 Gifting a Contract Income Tax Withholding
 Death Benefits
 Tax Treatment of Withdrawals--Non-Qualified
 Contracts Withdrawals--Investment Advisor Fees
 Qualified Plans
 Tax Treatment of Withdrawals--Qualified Contracts
 Mandatory Distributions--Qualified Contracts
 Tax-Sheltered Annuities--Withdrawal Limitations
INDEPENDENT ACCOUNTANTS
LEGAL OPINIONS
FINANCIAL STATEMENTS



 ..............................................................................
                                      FORM

     Please send me a copy of the Statement of Additional Information (Form # CV326) dated May 1, 2001 for the Conseco Advisor Variable Annuity Account.
------------------------------------------------------------------------------
                                     (Name)
------------------------------------------------------------------------------

                                (Street Address)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
             (City)                (State)                  (Zip Code)

------------------------------------------------------------------------------
                                     (Date)

Send to: Conseco Advisor
     Rydex Advisor Variable Annuity Account
     11815 North Pennsylvania Street, K2I
     Carmel, IN 46032

                                                                     [LOGO] (SM)
                                                                     CONSECO (R)
                                                                    STEP UP (SM)

      ANNUITIES ARE NOT FDIC INSURED. ANNUITIES ARE NOT OBLIGATIONS OF ANY BANK. THE FINANCIAL INSTITUTION DOES NOT GUARANTEE PERFORMANCE BY THE INSURER ISSUING
THE ANNUITY, NOR IS IT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL ENTITY.


                                                           FDIC

                                                           BANK

             CONSECO EQUITY SALES, INC., IS A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. CONSECO EQUITY SALES IS THE PRINCIPAL UNDERWRITER OF VARIABLE
    ANNUITY PRODUCTS, AND THE SECURITIES WITHIN, THAT ARE ISSUED THROUGH CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A
      FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO,
       THROUGH ITS SUBSIDIARY COMPANIES, HELPS 13 MILLION CUSTOMERS STEP UP TO A
                                                     BETTER, MORE SECURE FUTURE.

                           CONSECO EQUITY SALES , INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. PENNSYLVANIA STREET
                                                                CARMEL, IN 46032

                                                            CV323 (03/01) A13171
                                     (C) 2001 CONSECO VARIABLE INSURANCE COMPANY



                                                                     CONSECO.COM


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